UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   80 Raffles Place
           45-01, UOB Plaza
           Singapore 048624


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Wong
Title:  Chief Financial Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Wong                    Singapore                          8/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      504,283
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADECOAGRO S.A.              COM            L00849106      844    92,000 SH       SOLE                   92,000      0    0
APPLE INC.                  COM            037833100  192,603   329,800 SH  PUT  SOLE                  329,800      0    0
AUTONAVI HOLDINGS LIMITED   SPONSORED ADR  05330F106    1,341   100,000 SH       SOLE                  100,000      0    0
CREE INC.                   COM            225447101   27,731 1,080,300 SH  CALL SOLE                1,080,300      0    0
ISHARES TRUST               MSCI EMERG MKT 464287234   29,547   755,000 SH  PUT  SOLE                  755,000      0    0
MICROSOFT CORP              COM            594918104    4,589   150,000 SH  CALL SOLE                  150,000      0    0
NEW ORIENTAL ED & TECH GRP  SPONSORED ADR  647581107    4,873   198,916 SH       SOLE                  198,916      0    0
POWERSHARES QQQ TRUST       UNIT SER 1     73935A104  121,904 1,900,000 SH  PUT  SOLE                1,900,000      0    0
SEACHANGE INTERNATIONAL INC COM            811699107      130    15,800 SH       SOLE                   15,800      0    0
SKYWORKS SOLUTIONS INC      COM            83088M102   65,568 2,400,000 SH       SOLE                2,400,000      0    0
SKYWORKS SOLUTIONS INC      COM            83088M102   19,728   722,100 SH  CALL SOLE                  722,100      0    0
TRIQUINT SEMICONDUCTOR INC  COM            89674K103    5,739 1,043,409 SH       SOLE                1,043,409      0    0
TRIQUINT SEMICONDUCTOR INC  COM            89674K103    1,676   304,800 SH  CALL SOLE                  304,800      0    0
21VIANET GROUP, INC.        SPONSORED ADR  90138A103   14,605 1,275,514 SH       SOLE                1,275,514      0    0
UNIVERSAL DISPLAY CORP      COM            91347P105    3,594   100,000 SH       SOLE                  100,000      0    0
UNIVERSAL DISPLAY CORP      COM            91347P105    9,560   266,000 SH  CALL SOLE                  266,000      0    0
YOUKU INC.                  SPONSORED ADR  98742U100      251    11,600 SH       SOLE                   11,600      0    0


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